Equity - Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrants Outstanding and Exercisable [Abstract]
Warrants outstanding, beginning balance			120,000
Weighted Average Exercise Price, Warrants outstanding beginning balance			$ 30
Warrants, Issued	14,000,000
Weighted Average Exercise Price, Issued	$ 0.5
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Expired			120,000
Weighted Average Exercise Price, Expired			$ 30
Warrants outstanding,ending balance	14,000,000
Weighted Average Exercise Price, ending balance	$ 0.5